THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
June 30, 1998



ASSETS

Portfolio investments at fair value (cost $5,329,285)                                                   $      5,098,261
Short-term investments, at amortized cost                                                                     43,250,772
Cash and cash equivalents                                                                                      3,469,802
Deferred organizational costs (net of accumulated amortization of $14,359)                                       168,912
Accrued interest receivable                                                                                       17,683
Prepaid expenses                                                                                                 405,501
Due from affiliates                                                                                                5,786
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $     52,416,717
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $        113,410
Due to Independent Trustees                                                                                        3,000
                                                                                                        ----------------
   Total liabilities                                                                                             116,410

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                  245,376
   Beneficial Shareholders (108,159.8075 shares)                                                              52,054,931
     Total shareholders' equity                                                                               52,300,307

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $     52,416,717
                                                                                                        ================



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of June 30, 1998


                                                                                    Cost                   Fair Value
Indirect Investments:


Apollo Investment Fund IV, L.P.                                               $        192,177           $       178,249
$5,000,000 capital commitment
 .172% limited partnership interest

Aurora Equity Partners II, L.P.                                                         15,523                        70
$5,000,000 capital commitment
 .707% limited partnership interest

Bedrock Capital Partners I, L.P.                                                       750,000                   671,482
$5,000,000 capital commitment
4.189% limited partnership interest

Exxel Capital Partners V, L.P.                                                       2,489,772                 2,489,677
$2,500,000 capital commitment
 .310% limited partnership interest

First Reserve Fund VIII, L.P.                                                          165,448                   154,000
$5,000,000 capital commitment
 .616% limited partnership interest

Sprout Capital VIII, L.P.                                                              250,000                   232,018
$5,000,000 capital commitment
 .667% limited partnership interest

Thomas Lee Equity Fund IV, L.P.                                                        607,042                   604,024
$10,000,000 capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                                             859,323                   768,741
                                                                              ----------------           ---------------
$5,000,000 capital commitment
 .831% limited partnership interest

Total Portfolio Investments                                                   $      5,329,285           $     5,098,261
                                                                              ================           ===============


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period from February 9, 1998 (Commencement of Operations) to June 30, 1998



INVESTMENT INCOME AND EXPENSES

Interest from short-term investments                                                                      $      777,931
                                                                                                          --------------

Expenses:
Management fee                                                                                                   541,414
Legal fees                                                                                                       129,279
Accounting fees                                                                                                   45,925
Independent Trustee fees                                                                                          25,918
Custody fees                                                                                                      11,786
Insurance expense                                                                                                 38,596
Amortization of deferred organizational costs                                                                     14,359
                                                                                                          --------------
Total expenses                                                                                                   807,277
                                                                                                          --------------

NET INVESTMENT LOSS BEFORE ALLOCATION
   FROM INDIRECT INVESTMENTS                                                                                     (29,346)

Change in fair value of Indirect Investments                                                                    (231,024)
Expenses paid in connection with Indirect Investments                                                           (176,604)
Realized gain/income distributions received from Indirect Investments                                                100
                                                                                                          --------------

Net change in fair value of Indirect Investments                                                                (407,528)
                                                                                                          --------------

NET LOSS                                                                                                  $     (436,874)
                                                                                                          ==============


The accompanying notes are an integral part of these financial statements.

THE  PACIFIC  CORPORATE  GROUP  PRIVATE  EQUITY  FUND  STATEMENT  OF  CHANGES IN
SHAREHOLDERS'   EQUITY   (Unaudited)  For  the  Period  from  February  9,  1998
(Commencement of Operations) to June 30, 1998



                                                                         Adviser            Beneficial
                                                                         Trustee           Shareholders        Total

Capital contributions                                                  $    250,000      $     54,981,875     $      55,231,875

Selling commissions                                                               -            (1,926,568)           (1,926,568)

Other syndication costs                                                      (2,614)             (565,512)             (568,126)
                                                                       ------------      ----------------     -----------------

Net capital contributions                                                   247,386            52,489,795            52,737,181

Net loss                                                                     (2,010)             (434,864)             (436,874)
                                                                       ------------      ----------------     -----------------

Balance as of June 30, 1998                                            $    245,376      $     52,054,931     $      52,300,307
                                                                       ============      ================     =================



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Period from February 9, 1998 (Commencement of Operations) to June 30, 1998


CASH FLOWS USED FOR OPERATING ACTIVITIES

Net loss                                                                                                 $       (436,874)

Adjustments to reconcile net loss to net cash used for operating activities:

Net change in fair value of Indirect Investments                                                                  407,528
Amortization of deferred organizational costs                                                                      14,359
Increase in accrued interest receivable                                                                           (50,753)
Increase in prepaid expenses and other receivables                                                               (411,287)
Increase in accounts payable and accrued expenses                                                                  89,410
                                                                                                         ----------------
Net cash used for operating activities                                                                           (387,617)
                                                                                                         ----------------

CASH FLOWS USED FOR INVESTING ACTIVITIES

Net purchase of short-term investments                                                                        (43,217,702)
Capital contributed to Indirect Investments                                                                    (5,365,759)
Return of capital distributions received from Indirect Investments                                                 36,474
Expenses paid in connection with Indirect Investments                                                            (176,604)
Realized gain/income distributions received from Indirect Investments                                                 100
                                                                                                         ----------------
Net cash used for investing activities                                                                        (48,723,491)
                                                                                                         ----------------

CASH FLOWS PROVIDED FROM FINANCING ACTIVITIES

Cash contributions from Beneficial Shareholders                                                                54,981,875
Cash contribution from Adviser Trustee                                                                            250,000
Payment of deferred organizational costs                                                                         (183,271)
Payment of selling commissions                                                                                 (1,926,568)
Payment of other syndication costs                                                                               (541,126)
                                                                                                         ----------------
Net cash provided from financing activities                                                                    52,580,910
                                                                                                         ----------------

Increase in cash and cash equivalents                                                                           3,469,802
Cash and cash equivalents at beginning of period                                                                        -
                                                                                                         ----------------
Cash and cash equivalents at end of period                                                               $      3,469,802
                                                                                                         ================


Supplemental disclosure of non-cash investing and financing activities:

Accrual of other syndication costs                                                                       $         27,000
                                                                                                         ================



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS
For the Period from February 9, 1998 (Commencement of Operations) to June 30, 1998


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $       0.00

Net capital contributions                                                                                       485.30

Net investment loss                                                                                              (4.02)

Net asset value, end of period                                                                            $     481.28
                                                                                                          ============

Total investment return                                                                                          (0.83)%

Ratios to Average Net Assets:

Investment expenses                                                                                               6.37 %*

Net loss                                                                                                         (3.45)%*

Supplemental Data:

Net assets, end of period                                                                              $  52,300,307
                                                                                                       =============

Portfolio turnover                                                                                                0.00 %


*  Annualized


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.     Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the
Investment Company Act of 1940, as amended, as a closed-end, management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust will seek to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.     Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

The fair value of the Trust's Indirect Investments is based on the fair value of the Trust's capital account balance in each such Indirect Investment. The capital account balance of each Indirect Investment includes capital contributed by the Trust and its allocated share of the Indirect Investment's undistributed profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. These capital account balances are reviewed by the Adviser Trustee for reasonableness and may be adjusted in the discretion of the Adviser Trustee.

As a result of delays in receipt of quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

The fair value of Direct Investments is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational and Start-Up Costs - Organizational and start-up costs of $183,271 are being amortized over a period of sixty months from the date of the Trust's initial closing.

Syndication Costs - Selling commissions of $1,926,568 and other costs of $568,126 associated with selling shares of the Trust have been recorded as a direct reduction to shareholders' equity.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

3.     Capital Commitments

At the initial closing, held on February 9, 1998, the Trust sold 62,813 shares of beneficial interest (the "Shares"), accepting capital commitments from shareholders totaling $64.1 million. The Trust held additional closings during 1998, with the final closing held on April 30, 1998, selling an additional 45,847 Shares and accepting additional capital commitments from shareholders totaling $46.5 million. As of June 30, 1998, the shareholders had contributed $55.2 million, or 50% of their total capital commitments to the Trust. The shareholders' remaining capital commitments to the Trust are scheduled to be called on February 9, 1999. Of the total Shares outstanding, the Adviser Trustee owns 500 Shares and has a capital commitment of $500,000, of which $250,000 was contributed as of June 30, 1998.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other cash remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

6.     Allocation of Net Income and Net Loss

Net income and net loss from Indirect Investments, and all other net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.     Investment Commitments

As of June 30, 1998, the Trust had unfunded investment commitments in the following Indirect Investments:

Investment
American Securities Partners II                         $      5,000,000
Apollo Investment Fund IV, L.P.                                4,807,823
Aurora Equity Partners II, L.P.                                4,984,477
Bedrock Capital Partners I, L.P.                               4,250,000
CVC European Equity Partners II, L.P.                          7,500,000
Exxel Capital Partners V, L.P.                                    10,228
First Reserve Fund VIII, L.P.                                  4,834,552
Sprout Capital VII, L.P.                                       4,750,000
Thomas Lee Equity Fund IV, L.P.                                9,392,958
Triumph Partners III, L.P.                                     4,140,677
                                                        ----------------
Total                                                   $     49,670,715
                                                        ================
